Share Capital - Summary of Changes in Warrants and Finder's Warrants (Details) - Finder's Warrants	9 Months Ended	12 Months Ended
	Jan. 31, 2026 shares $ / shares	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares	186,761	130,111
Issued, Number of warrants | shares		56,650
Balance, Number of warrants | shares	186,761	186,761	130,111
Balance, Weighted average exercise price | $ / shares	$ 16.44	$ 0
Issued, Weighted average exercise price | $ / shares		0
Balance, Weighted average exercise price | $ / shares	$ 16.42	$ 16.44	$ 0
Weighted average life remaining (years)	10 months 13 days	2 years 7 months 13 days	0 years